Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025		Sep. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ 4,171,783		¥ 4,021,965
Total other comprehensive income (loss)	217,046		(124,378)
Ending Balance	4,521,858		3,978,907
Net unrealized gains (losses) on investment in securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(403,914)		(250,806)
Net unrealized gains (losses)	(83,351)		(51,324)
Reclassification adjustment included in net income, net of tax	(4,714)		(3,432)
Total other comprehensive income (loss)	(88,065)		(54,756)
Transaction with noncontrolling interests	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(6)		(12)
Ending Balance	(491,973)	[1]	(305,550)	[2]
Impact of changes in policy liability discount rate
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	416,124		257,785
Net unrealized gains (losses)	311,459		2,741
Total other comprehensive income (loss)	311,459		2,741
Transaction with noncontrolling interests	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	727,583	[1]	260,526	[2]
Debt Valuation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	49		84
Net unrealized gains (losses)	192		(74)
Reclassification adjustment included in net income, net of tax	(4)		(1)
Total other comprehensive income (loss)	188		(75)
Transaction with noncontrolling interests	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	237	[1]	9	[2]
Defined benefit pension plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	14,791		9,670
Net unrealized gains (losses)	5,716		(352)
Reclassification adjustment included in net income, net of tax	(171)		(174)
Total other comprehensive income (loss)	5,545		(526)
Transaction with noncontrolling interests	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(3)		(1)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	20,339	[1]	9,145	[2]
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	304,657		324,208
Net unrealized gains (losses)	1,701		(68,723)
Reclassification adjustment included in net income, net of tax	(6,689)		5,190
Total other comprehensive income (loss)	(4,988)		(63,533)
Transaction with noncontrolling interests	28
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(614)		(1,153)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	402		(157)
Ending Balance	299,909	[1]	261,985	[2]
Net unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	9,591		16,207
Net unrealized gains (losses)	(3,585)		(13,062)
Reclassification adjustment included in net income, net of tax	(3,508)		4,833
Total other comprehensive income (loss)	(7,093)		(8,229)
Transaction with noncontrolling interests	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(31)		(5)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	2,529	[1]	7,983	[2]
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	341,298		357,148
Total other comprehensive income (loss)	217,046		(124,378)
Transaction with noncontrolling interests	28
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(648)		(1,159)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	396		(169)
Ending Balance	¥ 558,624	[1]	¥ 234,098	[2]

[1]	As of September 30, 2025, net unrealized gains (losses) on investment in securities contained ¥(186) million (net of tax of ¥28 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.
[2]	As of September 30, 2024, net unrealized gains (losses) on investment in securities contained ¥(39) million (net of tax of ¥15 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.